INITIAL PUBLIC OFFERING (Details) - $ / shares		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 0.33	$ 5.40
Exercise Price per Warrant (in usd per share)				$ 2.01
JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 10.00
Warrants, conversion ratio			1
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year	12 months
Public Warrants expiration term		5 years
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Initial Public Offering | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000		34,500,000
Price per share	$ 10.00		$ 10.00
Number of shares in a unit	1		1
Number of warrants in a unit	0.25		0.25
Warrants, conversion ratio	1		1
Exercise Price per Warrant (in usd per share)	$ 11.50		$ 11.50
Over-allotment | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000		4,500,000
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00 | JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00